Warrants Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants Liabilities [Line Items]
Aggregate exercise price	$ 550
Volatility impact rate	5.00%
Fair value of warrants	$ 180
Warrants	$ 756	$ 8,425	$ 3,083
Private Placement [Member]
Warrants Liabilities [Line Items]
Derivative warrant liability shares (in Shares)	3,112,080